Trade and other payables (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Non-current
Deferred revenue	$ 94.3	$ 45.4
Other payables	16.4	5.2
Trade and other payables, non current	110.7	50.6	[1]
Current
Trade payables	201.9	232.9
Deferred revenue	32.2	19.5
Withholding tax payable	12.0	2.2
Payroll and other related statutory liabilities	26.6	42.8
VAT payables	30.3	30.0
Other payables	46.0	49.7
Trade and other payables	$ 349.0	$ 377.1	[1]

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 21).